INTANGIBLE ASSETS AND GOODWILL - Changes in Intangible Assets and Goodwill (Details) € in Millions	6 Months Ended
Jun. 30, 2022 EUR (€)
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	€ 58
Additions	1
Amortization expense	(5)
Transfer	0
Effect of changes in foreign exchange rates	3
Intangible assets (excluding goodwill), ending balance	57
Changes in goodwill [abstract]
Goodwill, beginning balance	451
Effect of changes in foreign exchange rates	40
Goodwill, ending balance	491
Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	238
Changes in goodwill [abstract]
Goodwill, ending balance	491
Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(181)
Technology
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	18
Additions	0
Amortization expense	(1)
Transfer	0
Effect of changes in foreign exchange rates	2
Intangible assets (excluding goodwill), ending balance	19
Technology | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	94
Technology | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(75)
Computer Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	21
Additions	0
Amortization expense	(4)
Transfer	1
Effect of changes in foreign exchange rates	1
Intangible assets (excluding goodwill), ending balance	19
Computer Software | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	94
Computer Software | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(75)
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	13
Additions	0
Amortization expense	0
Transfer	0
Effect of changes in foreign exchange rates	1
Intangible assets (excluding goodwill), ending balance	14
Customer relationships | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	43
Customer relationships | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(29)
Work in Progress
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	2
Additions	1
Amortization expense	0
Transfer	(1)
Effect of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	2
Work in Progress | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	3
Work in Progress | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(1)
Other
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	4
Additions	0
Amortization expense	0
Transfer	0
Effect of changes in foreign exchange rates	(1)
Intangible assets (excluding goodwill), ending balance	3
Other | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	4
Other | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	€ (1)